Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties

3.       Transactions with Related Parties:

Transactions and balances with related parties are analyzed as follows:

Balance Sheet

	December 31, 2019	December 31, 2020
Due from related parties
Oceanbulk Maritime and its affiliates (d)	$327	$426
Interchart (a)	11	3
AOM (l)	195	-
Starocean (j)	41	34
Coromel Maritime Limited (m)	-	1
Product Shipping & Trading S.A.	16	17
Due from related parties	$590	$481

Due to related parties
Management and Directors Fees (b)	$246	$252
Sydelle (i)	19	-
Augustea Technoservices Ltd. and affiliates (f)	2,879	1,187
Coromel Maritime Limited (m)	873	-
Due to related parties	$4,017	$1,439

Statements of Operations

	Years ended December 31,
	2018	2019	2020
Voyage revenues:
Voyage revenues-profit sharing agreement-Sydelle (h)	(875)	-	-
Voyage expenses:
Voyage expenses-Interchart (a)	$(3,400)	(3,850)	(3,780)
Voyage expenses- Augustea Technoservices Ltd. and affiliates (f)	-	-	-95
General and administrative expenses:
Consultancy fees (b)	(534)	(655)	(598)
Directors compensation (b)	(159)	(179)	(179)
Office rent - Combine Marine Ltd. & Alma Properties (c)	(41)	(39)	(40)
General and administrative expenses - Oceanbulk Maritime and its affiliates (d)	(322)	(324)	(268)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates (f)	(2,309)	(6,564)	(6,588)
Management fees- Songa Shipmanagement Ltd. (g)	(376)	(32)	-
Charter-in hire expenses:
Charter - in hire expenses - AOM (l)	-	(2,589)	(5,442)
Charter - in hire expenses - Sydelle (i)	-	(5,505)	(540)
Charter - in hire expenses - Coromel (m)	-	(5,723)	(249)
Charter - in hire expenses - Eagle Bulk (n)	-	(1,908)	-

a) Interchart Shipping Inc. (or “Interchart”): The Company holds 33% of the total outstanding common shares of Interchart. The ownership interest was purchased in 2014 from an entity affiliated with family members of Company’s Chief Executive Officer. This investment is accounted for as an equity method investment and is presented within “Long term investment” in the consolidated balance sheets.

In November 2014, the Company entered into a services agreement with Interchart for chartering, brokering and commercial services for all of the Company’s vessels for a monthly fee of $275, with a term until March 31, 2015, which following consecutive renewals was effective until December 31, 2018. In November 2018, the Company entered into a new service agreement with Interchart, with effect from November 1, 2018 until December 31, 2019, pursuant to which the monthly fee was increased to $325. In August 2019, the Company renewed this services agreement with effect from August 1, 2019 until December 31, 2020, pursuant to which the monthly fee decreased to $315. The latter was also extended with same terms up to December 31, 2021.

During the years ended December 31, 2018, 2019 and 2020 the brokerage commissions charged by Interchart were $3,400, $3,850 and $3,780, respectively, and are included in “Voyage expenses” in the consolidated statements of operations. As of December 31, 2020, the Company had outstanding receivable of $3 from Interchart, for payments made on its behalf for certain administrative items.

b) Management and Directors Fees: As of December 31, 2020 the Company was party to consulting agreements with companies owned and controlled by each one of its Chief Operating Officer and Co-Chief Financial Officers. Pursuant to the corresponding agreements, the Company is required to pay an aggregate base fee of $539 per year. Additionally pursuant to these agreements, these entities are entitled to receive an annual discretionary bonus, as determined by the Company’s Board of Directors in its sole discretion. The expenses incurred with respect to the Company’s consulting agreements for the years ended December 31, 2018, 2019 and 2020, were $534, $655 and $598, respectively, and are included under “General and administrative expenses” in the consolidated statements of operations. The expenses related to attendance of meetings for the Company’s directors for the years ended December 31, 2018, 2019 and 2020 were $159, $179 and $179, respectively, and are included under “General and administrative expenses” in the consolidated statements of operations. As of December 31, 2019 and 2020, the Company had outstanding payables of $246 and $252, respectively, to its executive officers and directors representing unpaid consulting fees or unpaid fees for their participation in the Company’s Board of Directors and other special committees.

c) Office rent: On January 1, 2012, Starbulk S.A. entered into a lease agreement for office space with Combine Marine Ltd., a company controlled by Mrs. Milena - Maria Pappas and by Mr. Alexandros Pappas, both of whom are children of the Company’s Chief Executive Officer. The lease agreement provides for a monthly rental of €2,500 (approximately $3,100, using the exchange rate as of December 31, 2020, which was $1.23 per euro). Unless terminated by either party, the agreement will expire in January 2024. In addition, on December 21, 2016, Starbulk S.A., entered into a six year lease agreement for office space with Alma Properties, a company controlled by Mrs. Milena - Maria Pappas. The lease agreement provides for a monthly rental of €300 (approximately $400, using the exchange rate as of December 31, 2020, which was $1.23 per euro). The rent expense incurred in connection with the aforementioned agreements for the years ended December 31, 2018, 2019 and 2020 was $41, $39 and $40 and is included under “General and administrative expenses” in the consolidated statements of operations.

d) Oceanbulk Maritime S.A. (or “Oceanbulk Maritime”): Oceanbulk Maritime is a ship management company controlled by Mrs. Milena-Maria Pappas. A company affiliated to Oceanbulk Maritime provides the Company certain financial corporate development services. The related expenses for the years ended December 31, 2018, 2019 and 2020 were $322, $324 and $268, respectively, and are included under “General and administrative expenses” in the consolidated statements of operations. As of December 31, 2019 and 2020, the Company had outstanding receivables of $327 and $426 from Oceanbulk Maritime and its affiliates, respectively, for payments made on their behalf regarding certain administrative items.

e) Oaktree Shareholder Agreement: On July 11, 2014, the Company and Oaktree Dry Bulk Holding LLC (including affiliated funds, “Oaktree”), one of the Company’s major shareholders, entered into a shareholders agreement (the “Oaktree Shareholders Agreement”). Under the Oaktree Shareholders Agreement, Oaktree has the right to nominate four of the Company’s nine directors so long as it beneficially owns 40% or more of the Company’s outstanding voting securities. The number of directors able to be designated by Oaktree is reduced to three directors if Oaktree beneficially owns 25% or more but less than 40% of the Company’s outstanding voting securities, to two directors if Oaktree beneficially owns 15% or more but less than 25%, and to one director if Oaktree beneficially owns 5% or more but less than 15%. Oaktree’s designation rights terminate if it beneficially owns less than 5% of the Company’s outstanding voting securities. The three directors currently designated by Oaktree are Mr. Laibow and Mmes. Ralph and Men. Under the Oaktree Shareholders Agreement, with certain limited exceptions, Oaktree effectively cannot vote more than 33% of the Company’s outstanding common shares (subject to adjustment under certain circumstances).

f) Augustea Technoservices Ltd. and affiliates: Following the completion of the acquisition of 16 operating dry bulk vessels (the “Augustea Vessels”) from entities affiliated with Augustea Atlantica SpA and York Capital Management in an all-share transaction for an aggregate of 10,277,335 of the Company’s common shares (the “Augustea Vessel Purchase Transaction”) on August 3, 2018, the Company appointed Augustea Technoservices Ltd., an entity affiliated with certain of the sellers of the corresponding transaction and specifically with one of the Company’s directors, Mr. Zagari, as the technical manager of certain of its vessels. The management fees incurred for the years ended December 31, 2018, 2019 and 2020 were $2,309, $6,564 and $6,588, respectively, and are included in “Management fees” in the consolidated statements of operations. In addition, for the year ended December 31, 2020, there was an amount of $95 invoiced by Augustea Technoservices and its affiliates, concerning voyage expenses. As of December 31, 2019 and 2020, the Company had outstanding payables of $2,879 and $1,187, respectively, to Augustea Technoservices Ltd. and its affiliates.

g) Songa Shipmanagement Ltd.: Following the completion of the acquisition of 15 operating dry bulk vessels (the “Songa Vessels”) from Songa Bulk ASA (“Songa”) for an aggregate of 13,725,000 of the Company’s common shares (the “Songa Consideration Shares”) and $144,550 in cash (collectively the “Songa Vessel Purchase Transaction”) on July 6, 2018, the Company appointed Songa Shipmanagement Ltd, an entity affiliated with certain of the sellers of the corresponding transaction and specifically with one of the Company’s directors, Mr. Blystad, as the technical manager of certain of its vessels. The management fees incurred for the year ended December 31, 2018 were $376. On March 31, 2019, the respective management agreement was terminated. The management fees incurred from January 1, 2019 until March 31, 2019 were $32. Both amounts are included in “Management fees” in the consolidated statements of operations. There were no outstanding balances due from/to Songa Shipmanagement Ltd as of December 31, 2019 and 2020.

h) Sydelle Marine Limited (or “Sydelle”) - profit sharing agreement: In April 2017, Sydelle, a company controlled by members of the family of the Company’s Chief Executive Officer, entered into a pooling agreement (the “Sydelle Profit Sharing Agreement”) with the Company’s fully owned subsidiary Domus Shipping LLC, owner of the vessel Star Ariadne, whereby the net revenues of Star Ariadne and the vessel owned by Sydelle would be equally split between the two companies. Pursuant to the Sydelle Profit Sharing Agreement, the pool adjustment for the year ended December 31, 2018 was ($875) which is recorded in “Voyage revenues” in the consolidated statements of operations. As of December 31, 2018, the Company had an outstanding payable amount of $302 in connection with the Sydelle Profit Sharing Agreement, which was settled in January 2019. The pooling agreement was terminated, effective December 31, 2018.

i) Sydelle Marine Limited (or “Sydelle”) – Charter in Agreement: During 2019 and 2020, the Company entered into certain freight agreements with Sydelle to charter-in its vessel. The total charter-in expense for the aforementioned freight agreements during the year ended December 31, 2019 and 2020 was $5,505 and $540 and is included in “Charter-in hire expenses” in the consolidated statements of operations. As of December 31, 2019 and 2020, the Company had an outstanding payable of $19 and $0, respectively, to Sydelle in connection with the respective freight agreements.

j ) StarOcean Manning Philippines Inc. (or “Starocean”): The Company has 25% ownership interest in Starocean, a company that is incorporated and registered with the Philippine Securities and Exchange Commission, which provides crewing agency services. The remaining 75% interest is held by local entrepreneurs. This investment is accounted for as an equity method investment, which as of December 31, 2019 and 2020 is $123 and $128, respectively and as of December 31, 2020 is included in “Other non-current assets” in the consolidated balance sheets, provided that is immaterial. As of December 31, 2019 and 2020, the Company has an outstanding receivable of $41 and $34, respectively, from Starocean relating to advances paid for working capital purposes.

k ) Oceanbulk Container Carriers LLC. (or “OCC”): On June 28, 2018, the Company completed the acquisition of three newbuilding Newcastlemax vessels (the “OCC Vessels”) from OCC, an entity affiliated with Oaktree Capital Management L.P. and with family members of the Company’s Chief Executive Officer, (the “OCC Vessel Purchase Transaction”), for an aggregate consideration of 3,304,735 common shares.

l) Augustea Oceanbulk Maritime Malta Ltd (or “AOM”): On September 24, 2019, the Company chartered-in the vessel AOM Marta, which is owned by AOM, an entity affiliated with Augustea Atlantica SpA and certain members of the Company’s Board of Directors. The agreed rate for chartering-in AOM Marta is index-linked, and the lease term does not exceed the period of 12 months. The charter-in expense for the years ended December 31, 2019 and 2020 was $2,589 and $5,442, respectively, and is included in “Charter-in hire expenses” in the consolidated statements of operation. As of December 31, 2019 and 2020, the Company had an outstanding receivable balance of $195 and $0, respectively, from AOM.

m) Coromel Maritime Limited (or “Coromel”): During 2019 and 2020, the Company entered into certain freight agreements with ship-owning company Coromel to charter-in its vessel. Coromel is controlled by family members of the Company’s Chief Executive Officer. The charter-in expense for the aforementioned freight agreements during the year ended December 31, 2019 and 2020 was $5,723 and $249 and is included in “Charter-in hire expenses” in the consolidated statements of operations. As of December 31, 2019 and 2020 the Company had an outstanding payable of $873 and an outstanding receivable of $1, respectively.

n) Eagle bulk Pte. Ltd. (or “Eagle Bulk”): In 2019, the Company entered into two time charter agreements with Eagle Bulk to charter-in two of its vessels for a daily rate of $16.3 and $15.8, respectively for a period approximately of two months for each vessel. Eagle Bulk is related to Oaktree, one of the Company’s major shareholders (please refer to e) above). The aggregate charter-in expense for the aforementioned time charter agreements during the year ended December 31, 2019 was $1,908 and is included in “Charter-in hire expenses” in the consolidated statement of operations. As of December 31, 2019, both the aforementioned time charter agreements have been completed and the Company had no outstanding balance with Eagle Bulk.

ο) Short Pool: During the second quarter of 2020, the Company together with Golden Ocean Group, Bocimar International NV and Oceanbulk International S.A (collectively the “Short Pool Members”) have agreed to enter into Contracts of Affreightment (“COAs”) with major miners and commodity traders to transport dry bulk commodities at fixed freight rates (the “Short Pool”). The Short Pool Members may use their own vessels or charter-in from the market to perform the COAs.

p) In May 2020, the Company received credit committee approval from Piraeus Bank S.A. (“Piraeus Bank”) for a loan of up to $50,350 (Note 9). In addition, during 2020 the Company entered into an interest rate swap agreement with Piraeus bank, the details of which are discussed in Note 20. One of the Company’s independent members of the board of directors currently serves as executive member of this financial institution. This director is not involved in the Company’s decisions with regards to the loan and swap from this financial institution.

q) Capesize Chartering Ltd. (or “CCL Pool”): On December 30, 2020 a funding of $125 that the Company had provided to Capesize Chartering Ltd, or CCL Pool, was converted to equity with the Company holding 25% ownership interest of CCL Pool. The participation to CCL is accounted for as an equity method investment. The Company's initial investment in CCL Pool and subsequent share of results is insignificant at December 31, 2020.